Schedule of 480,000 Stock Options Valuation - April 24, 2013 (Details) (USD $)	9 Months Ended
Sep. 30, 2013 Y
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 1	78.00%
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 2	3.83
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 3	0.34%
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 4	$ 0